Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Mar. 31, 2020
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock Class A
Common stock subject to possible redemption	49,533,537	0
Common stock subject to possible redemption (in Dollars per share)	$ 10.00	$ 10.00
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, share issued	1,566,463	0
Common stock, share outstanding	1,566,463	0
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, share issued	14,375,000	14,375,000
Common stock, share outstanding	14,375,000	14,375,000